Financial instruments - Fair values and risk management - Hedge discontinuance and ineffectiveness (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedges [line items]
Total	€ 1,295.0	€ 211.0	€ (111.0)
Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		(171.8)	(407.2)
Change in gross value used for calculating hedge ineffectiveness	(1,020.9)	(541.5)	228.3
Deferred taxes included in hedge reserves	€ 150.0	€ 5.0	€ 52.0